Interest-bearing liabilities - Types of hedges (Details) € in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Risk management
Fair values		€ (49)	€ (40)
2.00% Senior Notes, due March 2024
Risk management
Notional amount		€ 750
Interest rate (as percentage)	2.00%	2.00%
Cross currency swaps | May 2019
Risk management
Notional amount | $	$ 581
Fair values			(29)
Cross currency swaps | June 2022
Risk management
Notional amount | $	500
Fair values		€ (11)	(16)
Cross currency swaps | June 2027
Risk management
Notional amount | $	500
Fair values		(18)	(22)
Cross currency swaps | May 2039
Risk management
Notional amount | $	$ 400
Fair values		€ (20)	20
Interest rate swaps | March 2024
Risk management
Fair values			€ 7